Net Loss Attributable to Common Stockholders - Antidilutive Securities (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common stock equivalents	176,696	149,609
Redeemable convertible preferred stock, all series
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common stock equivalents	126,409	99,972
Warrants to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common stock equivalents	1,081	875
Common stock options outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common stock equivalents	49,206	48,762